Long-Term Debt (Annual Maturities Of Outstanding Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
2013		$ 43,617
2014		22,606
2015		328,674
2016		24,387
2017		17,387
Thereafter		141,659
Total debt	$ 682,849	$ 578,330	$ 589,463	$ 537,291